Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies

At December 31, 2017, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

	For Canadian dollars				For U.S. dollars
Buy (Sell)	U.S. dollar amount	Weighted average rate	Euro amount	Weighted average rate	Peso amount	Weighted average rate
2018	208	1.27249	22	1.48899	3,778	0.05170
2018	(980)	0.78027	(16)	0.66174	—	—
2019	41	1.29098	9	1.56845	1,755	0.04678
2019	(596)	0.77989	(5)	0.64926	—	—
2020	9	1.29947	—	—	576	0.04684
2020	(291)	0.77338	—	—	—	—
2021	(97)	0.78321	—	—	—	—
2022	(26)	0.78978	—	—	—	—

	(1,732)		10		6,109

		For euros
Buy (Sell)	U.S. dollar amount	Weighted average rate	GBP amount	Weighted average rate	Czech koruna amount	Weighted average rate
2018	104	0.86349	7	1.11963	4,128	0.03791
2018	(130)	1.17146	(28)	0.83230	(14)	25.4660
2019	37	0.86276	1	1.11072	2,885	0.03799
2019	(68)	1.18414	(14)	0.83346	—	—
2020	14	0.85860	—	—	1,101	0.03851
2020	(16)	1.22742	(9)	0.88220	—	—
2021	7	0.82532	—	—	—	—
2021	(11)	1.29394	(6)	0.92098	—	—
2022	1	0.75974	—	—	—	—
2022	(1)	1.31155	—	—	—	—

	(63)		(49)		8,100

Schedule of Company's Financial Assets and Liabilities

The Company’s financial assets and liabilities consist of the following:

	2017	2016
Financial assets
Cash and cash equivalents	$726	$974
Restricted cash equivalents	113	194
Investment in ABCP	—	60
Accounts receivable	6,878	6,165
Severance investments	4	3
Long-term receivables included in other assets [note 13]	180	229

	$7,901	$7,625

Financial liabilities
Bank indebtedness [note 16]	$9	$8
Commercial paper [note 16]	250	615
Long-term debt (including portion due within one year)	3,303	2,533
Accounts payable	6,299	5,430

	$9,861	$8,586

Derivatives designated as effective hedges, measured at fair value
Foreign currency contracts
Prepaid expenses and other	$55	$12
Other assets	46	6
Other accrued liabilities	(32)	(134)
Other long-term liabilities	(17)	(61)

	$52	$(177)

Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements

The following table shows the Company’s derivative foreign currency contracts at gross fair value as reflected in the consolidated balance sheets and the unrecognized impacts of master netting arrangements:

	Gross amounts presented in consolidated balance sheets	Gross amounts not offset in consolidated balance sheets	Net amounts
December 31, 2017
Assets	$101	$47	$54
Liabilities	$(49)	$(47)	$(2)
December 31, 2016
Assets	$18	$17	$1
Liabilities	$(195)	$(17)	$(178)